SEI INSTITUTIONAL MANAGED TRUST

Real Return Plus Fund

Supplement Dated May 26, 2009
to the Class A Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Real Return Plus Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Real Return Plus Fund. In the sub-section entitled "Real Return Plus Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to First Quadrant, L.P. is hereby deleted.

There are no other changes in the portfolio management of the Real Return Plus Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-581 (5/09)

SEI INSTITUTIONAL MANAGED TRUST

Real Return Plus Fund

Supplement Dated May 26, 2009
to the Class I Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Real Return Plus Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Real Return Plus Fund. In the sub-section entitled "Real Return Plus Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to First Quadrant, L.P. is hereby deleted.

There are no other changes in the portfolio management of the Real Return Plus Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-582 (5/09)

SEI INSTITUTIONAL MANAGED TRUST

Real Return Plus Fund

Supplement Dated May 26, 2009
to the Statement of Additional Information ("SAI") Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for the Real Return Plus Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Real Return Plus Fund. In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to First Quadrant, L.P. is hereby deleted. In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the text relating to First Quadrant, L.P. is hereby deleted.

There are no other changes in the portfolio management of the Real Return Plus Fund.

PLEASE RETAIN THIS SUPPLENT FOR FUTURE REFERENCE

SEI-F-583 (5/09)